Segmental Reporting (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments Line Items
Revenue		$ 488,596	$ 377,935	$ 255,702
Tax Benefits Revenue		93,668	20,860	5,440
External revenues and income		582,264	398,795	261,142
Inter-segment revenues		0	0	0
Total revenues and income		582,264	398,795	261,142
Cost of sales	[1]	134,381	80,696	52,794
Segment Adjusted EBITDA		491,920	326,789	237,195
Reconciliations of unallocated amounts:
Headquarter costs	[2]	(54,135)	(37,774)	(30,434)
Gains from projects disposals		54,597
Intersegment loss		188	100	1,587
Repayment of contract asset under concession arrangements				(14,120)
Depreciation and amortization and share based compensation		(160,392)	(117,249)	(70,766)
Other incomes not attributed to segments			3,669	34,681
Operating profit		332,178	175,535	158,143
Finance income		40,851	20,439	36,799
Finance expenses		(164,730)	(107,844)	(68,143)
Share in the losses of equity accounted investees		(3,722)	(3,350)	(330)
Profit (Loss) before income taxes		204,577	84,780	126,469
Others
Disclosure Of Operating Segments Line Items
Revenue		1,534	9,351	8,270
Tax Benefits Revenue		0	0	0
External revenues and income		1,534	9,351	8,270
Inter-segment revenues		4,551	5,569	9,074
Total revenues and income		6,085	14,920	17,344
Cost of sales	[1]	5,466	9,470	12,888
Segment Adjusted EBITDA		1,034	4,141	3,035
Total reportable segments
Disclosure Of Operating Segments Line Items
Revenue		487,062	368,584	247,432
Tax Benefits Revenue		93,668	20,860	5,440
External revenues and income		580,730	389,444	252,872
Inter-segment revenues		0	0	0
Total revenues and income		580,730	389,444	252,872
Cost of sales	[1]	128,453	70,199	45,652
Segment Adjusted EBITDA		490,886	322,648	234,160
Total reportable segments | MENA
Disclosure Of Operating Segments Line Items
Revenue		222,388	155,693	67,687
Tax Benefits Revenue		0	0	0
External revenues and income		222,388	155,693	67,687
Inter-segment revenues		0	0	0
Total revenues and income		222,388	155,693	67,687
Cost of sales	[1]	65,784	29,792	13,204
Segment Adjusted EBITDA		189,304	123,724	71,350
Total reportable segments | Europe
Disclosure Of Operating Segments Line Items
Revenue		199,763	197,143	177,471
Tax Benefits Revenue		0	0	0
External revenues and income		199,763	197,143	177,471
Inter-segment revenues		0	0	0
Total revenues and income		199,763	197,143	177,471
Cost of sales	[1]	45,463	35,450	31,670
Segment Adjusted EBITDA		159,015	165,385	150,677
Total reportable segments | Western Europe
Disclosure Of Operating Segments Line Items
Revenue				2,274
Tax Benefits Revenue				5,440
Segment Adjusted EBITDA				12,133
Total reportable segments | USA
Disclosure Of Operating Segments Line Items
Revenue		64,911	15,748
Tax Benefits Revenue		93,668	20,860
External revenues and income		158,579	36,608	7,714
Inter-segment revenues		0	0	0
Total revenues and income		158,579	36,608	7,714
Cost of sales	[1]	17,206	4,957	778
Segment Adjusted EBITDA		142,567	33,539
Adjustments
Disclosure Of Operating Segments Line Items
Revenue		0	0	0
Tax Benefits Revenue		0	0	0
External revenues and income		0	0	0
Inter-segment revenues		(4,551)	(5,569)	(9,074)
Total revenues and income		(4,551)	(5,569)	(9,074)
Cost of sales	[1]	462	1,027	(5,746)
Segment Adjusted EBITDA		$ 0	$ 0	$ 0

[1]	Excluding depreciation and amortization.
[2]	Including general and administrative and development expenses (excluding depreciation and amortization and share-based compensation).